Foreign exchange and derivative financial instruments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Foreign exchange loss	$ 45,101		$ 11,981
Gains (losses) on change in fair value of derivatives	41,841	$ (22,441)	10,967
Losses on foreign exchange and financial instrument	$ (3,260)	1,595	$ (1,014)
Foreign exchange gain		$ 20,846